Income Taxes - Summary of Net Deferred Tax Assets (Liabilities) per Nature (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	$ (40.1)	$ (41.6)	$ (84.1)
Tax losses carried forward	21.9	26.0	52.2
Non-deductible provisions (including pensions and profit sharing) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	24.4	28.9	38.5
Tangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	28.4	46.9	42.5
Effect of currency translation adjustment not recognized in income statement [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(2.5)	(42.5)	(44.5)
Multi-client surveys (including deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(147.6)	(152.8)	(185.7)
Assets reassessed in purchase accounting of acquisitions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(32.4)	(49.0)	(53.4)
Development costs capitalized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(23.6)	(26.9)	(25.2)
Other deferred revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(19.4)	2.0	(3.8)
Convertible bonds and other financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(12.3)	1.6	0.8
Research and Development Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	44.2	39.4	27.0
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	10.5	4.5	22.8
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax assets net of deferred tax (liabilities)	(130.3)	(147.9)	(181.0)
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax losses carried forward	$ 90.2	$ 106.3	$ 96.9